Expenses (Details) - Schedule of Finance and Other Costs - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Mar. 31, 2023	Mar. 31, 2022
Schedule of Finance and Other Costs [Abstract]
Interest on bank overdrafts, loans and other financial liabilities			$ 328,449	$ 427,745
Interest on lease liabilities			21,845
Commission and other borrowings			122,000	66,000
Collection charges			125,930
Foreign exchange losses on borrowings
Share warrant expenses			1,607,791	1,562,911
Other costs – interest on tax payables			4,389	593,740
Finance and other costs, Total	$ 619,593	$ 233,435	$ 2,210,404	$ 2,650,396